CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
SCHEDULES OF COMPANY’S PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES
	2022		2021		2020
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000%		$’000

Vendor A	15.2	-	19.4	2,325	-	-